SUPPLEMENT DATED NOVEMBER 22, 2011

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS
DATED MAY 1, 2011

1.	The information in the “The Funds Summary Section” for the Value Fund under the heading “Portfolio Manager” on page 35 is deleted in its entirety and is replaced with the following:
Portfolio Manager: Sean Reidy has served as Portfolio Manager of the Fund since November 2011.
2.
The information in the “Fund Management In Greater Detail” section on page 62 in the seventh paragraph related to Matthew S. Wright is deleted in its entirety and the information related to Sean Reidy on page 63 in the first paragraph is replaced with the following:

Sean Reidy has served as Portfolio Manager of the Value Fund since November 2011, has served as Co-Portfolio Manager of the Blue Chip Fund since May 2011 and has worked with Mr. Miska as the Assistant Portfolio Manager of the Growth & Income Fund since 2010.  He also serves as Portfolio Manager, Co-Portfolio Manager and Assistant Portfolio Manager for certain other First Investors Funds.  Prior to joining FIMCO in 2010, Mr. Reidy was a proprietary trader at First New York Securities (2008-2010) and served as Co-Portfolio Manager and Research Director at Olstein Capital Management (1996-2007).

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SUPPLEMENT DATED NOVEMBER 22, 2011

FIRST INVESTORS LIFE SERIES FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2011

1.
The information in the “Portfolio Managers” section under the heading “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2010” on page I-12 related to Matthew S. Wright is deleted in its entirety and the information related to Sean Reidy is replaced with the following:

A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 20101
Name of Portfolio Manager and Fund(s) Covered by this SAI	Other Accounts Managed	Number of Other Accounts	Total Assets of Other Accounts (in millions)	Number of Accounts which Advisory Fee is Based on Account Performance	Total Assets in the Accounts which Advisory Fee is Based on Account Performance (in millions)
FIMCO’s Portfolio Managers:
Sean Reidy: Life Series Value Life Series Blue Chip Life Series Growth & Income	Other Registered Investment Companies	3	$1,436.2	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

    1On November 18, 2011, Sean Reidy began serving as Portfolio Manager of the Life Series Value Fund and the chart above reflects the most recent available information as of the close of business dated November 18, 2011.

2.
The information in the “Portfolio Managers” section under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended December 31, 2010” on page I-17 related to Matthew S. Wright is deleted in its entirety and the information related to Sean Reidy is replaced with the following:

D. Portfolio Manager Fund Ownership for Fiscal Year Ended December 31, 20102
FIMCO’s Portfolio Managers:
Name	Funds Covered by this SAI	Dollar Range of Fund Ownership (dollars)
Sean Reidy	Life Series Value	None
	Life Series Blue Chip	None
	Life Series Growth & Income	None

2The information for Sean Reidy is as of September 30, 2011.

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